Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio, Asset Manager: Growth Portfolio, Government Money Market Portfolio, Investment Grade Bond Portfolio and Strategic Income Portfolio Initial Class, Service Class and Service Class 2
April 28, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Stansky has replaced Robert Bertelson as co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio.

The following information supplements information found in the "Management Contracts" section.

Robert Stansky is co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio and does not receive compensation for his services to these funds. As of September 30, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. The portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stansky as of September 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$58,701	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$5,921	none	none

* Includes assets of VIP Asset Manager Portfolio managed by Mr. Stansky ($398 (in millions) assets managed) and assets of VIP Asset Manager: Growth Portfolio managed by Mr. Stansky ($101 (in millions) assets managed).

As of September 30, 2016, the dollar range of shares of VIP Asset Manager Portfolio beneficially owned by Mr. Stansky was none, and the dollar range of shares of VIP Asset Manager: Growth Portfolio beneficially owned by Mr. Stansky was none.

VINSCSC2B-16-02 1.869876.124	November 7, 2016

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio, Asset Manager: Growth Portfolio, Government Money Market Portfolio, Investment Grade Bond Portfolio and Strategic Income Portfolio Investor Class
April 28, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Stansky has replaced Robert Bertelson as co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio.

The following information supplements information found in the "Management Contracts" section.

Robert Stansky is co-manager of VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio and does not receive compensation for his services to these funds. As of September 30, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. The portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Stansky as of September 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$58,701	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$5,921	none	none

* Includes assets of VIP Asset Manager Portfolio managed by Mr. Stansky ($398 (in millions) assets managed) and assets of VIP Asset Manager: Growth Portfolio managed by Mr. Stansky ($101 (in millions) assets managed).

As of September 30, 2016, the dollar range of shares of VIP Asset Manager Portfolio beneficially owned by Mr. Stansky was none, and the dollar range of shares of VIP Asset Manager: Growth Portfolio beneficially owned by Mr. Stansky was none.

VINVB-16-02 1.869875.125	November 7, 2016